2019 REGISTERED DIRECT OFFERING (Tables) - Registered Direct Offering 2019 [Member]	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Schedule of fair value measurements

Fair Value Measurements Using Significant Unobservable Inputs	December 31,	September 30,
(Level 3)	2020	2020
Beginning balance at September 30, 2020 and 2019	$568,144	$1,247,415

Issuances	—	—

Adjustments to estimated fair value	(108,944)	(679,271)

Ending balance at December 31, 2020 and September 30, 2020	$459,200	$568,144

Fair Value Measurements Using Significant Unobservable Inputs	September 30,	September 30,
(Level 3)	2020	2019
Beginning balance at beginning of year	$1,247,415	$—

Issuances	—	1,628,113

Adjustments to estimated fair value	(679,271)	(380,698)

Ending balance at end of year	$568,144	$1,247,415

Schedule of assumptions used to value derivative liabilities

The derivative liabilities were valued as of December 31, 2020 and September 30, 2020 using the Black Scholes Model with the following assumptions:

	December 31,	September 30,
	2020	2020
Closing price per share of common stock	$0.15	$0.17
Exercise price per share	$0.40	$0.40
Expected volatility	82.41%	82.24%
Risk-free interest rate	0.27%	0.22%
Dividend yield	—	—
Remaining expected term of underlying securities (years)	3.34	3.60

The derivative liabilities were valued as of September 30, 2020, September 30, 2019 and May 14, 2019 using the Black Scholes Model with the following assumptions:

	September 30,	September 30,	May 14,
	2020	2019	2019
Closing price per share of common stock	$0.17	$0.24	$0.283
Exercise price per share	$0.40	$0.40	$0.40
Expected volatility	82.24%	92.11%	93.44%
Risk-free interest rate	0.22%	1.55%	2.20%
Dividend yield	—	—	—
Remaining expected term of underlying securities (years)	3.60	4.61	5.00